Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative [Line Items]
Cash flow hedging instruments
	Counterparty	Trade Date	Effective Date	Termination Date	Notional Amount December 31, 2014	Fixed Rate	Floating Rate
1.	Unicredit Bank	March 20, 2012	May 18, 2012	May 18, 2017	$3,900,000	1.48%	3-month USD LIBOR
2.	Credit Suisse AG	April 19, 2012	May 30, 2012	May 30, 2017	$3,837,500	1.20%	3-month USD LIBOR
3.	Credit Suisse AG	June 1, 2012	May 30, 2012	May 30, 2017	$3,837,500	1.0375%	3-month USD LIBOR
4.	Credit Suisse AG	July 4, 2012	August 30, 2012	May 30, 2017	$3,929,600	0.995%	3-month USD LIBOR
5.	Unicredit Bank	July 5, 2012	August 17, 2012	May 18, 2017	$5,850,000	0.98%	3-month USD LIBOR
6.	Credit Suisse AG	July 10, 2012	August 30, 2012	May 30, 2017	$3,929,600	0.935%	3-month USD LIBOR
7.	ABN AMRO	August 8, 2012	October 2, 2012	July 2, 2015	$13,750,000	0.595%	3-month USD LIBOR
8.	ABN AMRO	September 28, 2012	November 6, 2012	May 6, 2017	$9,496,500	0.74%	3-month USD LIBOR
9.	HSH Nordbank	September 28, 2012	November 6, 2012	May 6, 2017	$9,496,500	0.76%	3-month USD LIBOR
					$58,027,200

Summary of changes in fair value of the Company's Level 3 fair value measurements
Year ended December 31, 2014
Beginning balance	$-
Issuances	1,556,475
Settlements	-
Fair value change of warrants, included in earnings	(1,274,100)
Balance, December 31, 2014	$282,375

Derivative Instruments designated as hedging instruments
Derivative [Line Items]
Balance Sheet Location
Derivative Instruments designated as hedging instruments

		December 31,
		2013	2014
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current liabilities – Interest rate swaps	$190,973	$18,938
Interest rate swaps	Current assets – Interest rate swaps	(106,823)	(80,947)
Total derivatives		$84,150	$(62,009)

Location of Gain/(Loss) Recognized
Derivative Instruments designated as hedging instruments

		Year Ended December 31,
	Location of Gain/(Loss) Recognized	2012	2013	2014
Interest rate swaps	Interest and finance costs	$(143,156)	$(424,533)	$(374,843)

Derivative Instruments not designated as hedging instruments
Derivative [Line Items]
Balance Sheet Location
Derivative Instruments not designated as hedging instruments

		December 31,
		2013	2014
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current liabilities – Interest rate swaps	$-	$63,185
Interest rate swaps	Current assets – Interest rate swaps	-	(4,136)
Warrant liability	Long-term liabilities – Warrant liability	-	282,375
Total derivatives		$-	$341,424

Location of Gain/(Loss) Recognized
Derivative Instruments not designated as hedging instruments

		Year Ended December 31,
	Location of Gain/(Loss) Recognized	2012	2013	2014
Interest rate swaps	Loss on derivatives	$-	$-	$(82,160)
Warrant liability	Fair value change of warrants	-	-	1,274,100
		$-	-	1,191,940